Document and Entity Information	6 Months Ended
	Sep. 30, 2012	Nov. 19, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Pacific Green Technologies Inc.
Entity Central Index Key	0001553404
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		5,627,002